SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Municipal 2020 Term Trust
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21181

1.	Title of the class of securities of BlackRock Municipal 2020 Term Trust (the "Fund") to be redeemed:

Auction Preferred Shares , liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 11(a)(i) of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  The Depository Trust Company (DTC), holder of record of the Shares, determines by lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of June, 2008.

BLACKROCK MUNICIPAL 2020 TERM TRUST

By:	/s/ Neal J. Andrews
Name:	Neal J. Andrews
Title:	Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
F7	09249X406	6/30/2008	50	$ 1,250,000
M7	09249X208	6/24/2008	50	$ 1,250,000
W7	09249X307	6/26/2008	50	$ 1,250,000